Long-Term Debt, Summary (Details) - USD ($) $ in Millions	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Long-term debt	$ 173,078		$ 207,588
Wells Fargo Bank, National Association and other bank entities [Member]
Debt Instrument [Line Items]
Long-term debt	24,709		58,466
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member]
Debt Instrument [Line Items]
Long-term debt	15,724		47,078
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 8,262		6,506
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	4.81%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.55%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,864		1,416
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	4.29%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	6.18%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate advances-Federal Home Loan Bank (FHLB) [Member]
Debt Instrument [Line Items]
Long-term debt	$ 3,000		38,000
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate advances-Federal Home Loan Bank (FHLB) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	4.83%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate advances-Federal Home Loan Bank (FHLB) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	4.85%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Structured notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 2,582		1,137
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Finance leases [Member]
Debt Instrument [Line Items]
Long-term debt	$ 16		19
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Finance leases [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	1.69%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Finance leases [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	4.90%
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 3,236		3,416
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 3,236		3,416
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.85%
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	7.74%
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 429		414
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 429		414
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.36%
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.57%
Wells Fargo Bank, National Association and other bank entities [Member] | Credit card securitizations [Member]
Debt Instrument [Line Items]
Long-term debt	$ 2,240
Wells Fargo Bank, National Association and other bank entities [Member] | Credit card securitizations [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	4.29%
Wells Fargo Bank, National Association and other bank entities [Member] | Credit card securitizations [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	4.94%
Wells Fargo Bank, National Association and other bank entities [Member] | Other bank debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 3,080		7,558
Wells Fargo Bank, National Association and other bank entities [Member] | Other bank debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.50%
Wells Fargo Bank, National Association and other bank entities [Member] | Other bank debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	8.75%
Other Consolidated Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,269		810
Other Consolidated Subsidiaries [Member] | Senior debt [Member]
Debt Instrument [Line Items]
Long-term debt	1,269
Other Consolidated Subsidiaries [Member] | Senior debt [Member] | Structured notes [Member]
Debt Instrument [Line Items]
Long-term debt	1,269		810
Wells Fargo & Company [Member]
Debt Instrument [Line Items]
Long-term debt	147,100		148,312
Wells Fargo & Company [Member] | Senior debt [Member]
Debt Instrument [Line Items]
Long-term debt	128,852		128,288
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 33,194		42,384
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.63%
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	6.75%
Wells Fargo & Company [Member] | Senior debt [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 3,339		1,046
Wells Fargo & Company [Member] | Senior debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	3.90%
Wells Fargo & Company [Member] | Senior debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	6.51%
Wells Fargo & Company [Member] | Senior debt [Member] | FixFloat notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 85,130		77,958
Wells Fargo & Company [Member] | Senior debt [Member] | FixFloat notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	1.74%
Wells Fargo & Company [Member] | Senior debt [Member] | FixFloat notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	6.49%
Wells Fargo & Company [Member] | Senior debt [Member] | Structured notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 7,189		6,900
Wells Fargo & Company [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	17,091		18,841
Wells Fargo & Company [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Long-term debt	17,091		18,841
Long-Term Debt Textual [Abstract]
Debt instrument, unamortized discount	114		118
Debt issuance costs, gross	$ 2		2
Wells Fargo & Company [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	3.87%
Wells Fargo & Company [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	7.57%
Wells Fargo & Company [Member] | Junior subordinated debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,157		1,183
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 789		828
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.95%
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	7.95%
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 368		355
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.41%
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.92%
VIEs that we consolidate [Member] | Wells Fargo Bank, National Association and other bank entities [Member] | Credit card securitizations [Member]
Debt Instrument [Line Items]
Long-term debt	$ 2,240		0
VIEs that we do not consolidate [Member]
Long-Term Debt Textual [Abstract]
Junior subordinated debenture owed to unconsolidated subsidiary trust	429		414
VIEs that we do not consolidate [Member] | Long-term debt [Member]
Long-Term Debt Textual [Abstract]
Investment program, commitment		$ 4,900	4,900
Affiliate entity [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member]
Long-Term Debt Textual [Abstract]
Debt issuance costs, gross	$ 365		$ 379